Fair Value (Details 2) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Expected life	1.65%	0.06%
Time to expiration (in years)	7 years	7 years
Dividend yield
Face value	$ 10,911
Convertible Notes [Member]
Debt Instrument [Line Items]
Expected life	4.46%
Time to expiration (in years)	1 year 10 months 2 days
Volatility	85.00%
Dividend yield	(0.00%)
Stock price	$ 3.25
Face value	$ 10,000,000
Fixed conversion rate	$ 15.00
Roll-forward discount rate	5.11%